Finance Lease Liabilities	6 Months Ended
Sep. 30, 2025
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

Note 18 — FINANCE LEASE LIABILITIES

The Company has entered into various non-cancellable finance lease agreements for certain Company’s vehicles. The Company determine if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

Finance leases are included in property, plant and equipment and current and non-current finance lease liabilities on the consolidated balance sheets.

Future finance lease payments as of September 30, 2025, are detailed as follows:

Finance leases	S$	US$
2026	234,994	182,166
2027	210,705	163,337
2028	180,912	140,242
2029	115,707	89,695
2030	82,836	64,214
Thereafter	79,324	61,491
Total future lease payment	904,478	701,145
Less: Imputed interest	(105,041)	(81,427)
Present value of finance lease liabilities	799,437	619,718
Less: Current portion	(196,452)	(152,288)
Long-term portion of finance lease liabilities	602,985	467,430

The following table shows the weighted-average lease terms and discount rates for operating leases and finance leases:

2025
Weighted average remaining lease term (Years)
Finance leases	3

Weighted average discount rate (%)
Finance leases	4%

The components of the finance lease cost are as follows:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Finance lease cost:
Depreciation of property, plant and equipment	152,785	166,083	128,747
Interest on finance lease (Included in interest expense)	19,015	23,038	17,859
	171,800	189,121	146,606